LICENSE AND GRANT REVENUES - Government Grants (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2021
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue	$ 0	$ 17,000	$ 1,800,000	$ 2,192,000
Grant revenue
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue			0	14,000
Congressionally Directed Medical Research Program
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Grant award					$ 300,000
Congressionally Directed Medical Research Program | Grant revenue
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue			$ 0	$ 14,000